dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Jul. 30, 2020	Oct. 01, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Dividends per share
Dividends per share	$ 0.29125		$ 0.29125	$ 0.29125	$ 0.28125	$ 0.27250	$ 0.58250	$ 0.55375
Dividends Declared			$ 372	$ 371	$ 339	$ 329	$ 743	$ 668
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in Common Shares			$ 131		$ 15		$ 253	$ 28